Consolidated Statements of Changes in Equity - USD ($) shares in Thousands, $ in Thousands	Total	Ordinary Shares	Additional Paid-In Capital	Accumulated Deficit	AOCI Attributable to Parent
Balance (in Shares) at Dec. 31, 2022		67,086
Equity, Including Portion Attributable to Noncontrolling Interest, Beginning Balance at Dec. 31, 2022	$ 959,432	$ 187	$ 3,048,915	$ (2,076,852)	$ (12,818)
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture		1,017
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture	4	$ 3	1
Stock-based compensation	8,241		8,241
Comprehensive loss	(23,214)			(22,224)	(990)
Balance (in Shares) at Mar. 31, 2023		68,103
Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance at Mar. 31, 2023	944,463	$ 190	3,057,157	(2,099,076)	(13,808)
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture		268
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture	5	$ 1	4
Stock-based compensation	8,022		8,022
Comprehensive loss	(37,478)			(38,615)	1,137
Balance (in Shares) at Jun. 30, 2023		68,942
Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance at Jun. 30, 2023	923,227	$ 193	3,073,396	(2,137,691)	(12,671)
Equity, Including Portion Attributable to Noncontrolling Interest, Beginning Balance at Dec. 31, 2023	884,839	$ 195	3,091,649	(2,199,926)	(7,079)
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture		784
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture	149	$ 2	147
Stock-based compensation	8,649		8,649
Comprehensive loss	(27,487)			(25,983)	(1,504)
Balance (in Shares) at Mar. 31, 2024		70,440
Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance at Mar. 31, 2024	866,150	$ 197	3,100,445	(2,225,909)	(8,583)
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture		249
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture	4	$ 1	3
Stock-based compensation	7,346		7,346
Comprehensive loss	(26,293)			(25,743)	(550)
Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance at Jun. 30, 2024	$ 850,471	$ 199	$ 3,111,057	$ (2,251,652)	$ (9,133)